Annual Fund Operating Expenses - Tax Exempt Long-Term Fund	Aug. 01, 2021
Fund Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.48%
Fee Waiver/Reimbursement	(0.01%)
Total Annual Fund Operating Expenses after Reimbursement
Inst. Shares
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.70%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver/Reimbursement	(0.54%)
Total Annual Fund Operating Expenses after Reimbursement
Class A
Operating Expenses:
Management Fee
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver/Reimbursement	(0.41%)
Total Annual Fund Operating Expenses after Reimbursement